Cash and Cash Equivalents (Details) - Schedule of cash and cash equivalents - USD ($) $ in Thousands	Mar. 31, 2023	Mar. 31, 2022
Schedule of cash and cash equivalents [Abstract]
Cash on hand	$ 48	$ 49
Bank deposits	6,904	5,961
Total cash and cash equivalent	$ 6,952	$ 6,010